Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total to PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company TSR(4)	Peer Group TSR(5)	Net Income (Loss)(6)	ACV Growth(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$8,332,032	$21,544,886	$4,732,372	$12,751,275	$90.49	$154.55	$393,437,000	14%
2024	$7,681,854	$26,286,687	$4,363,308	$15,331,839	$70.48	$147.08	$99,189,000	11%
2023	$5,549,906	$9,282,305	$3,174,076	$6,770,951	$36.90	$117.75	$67,808,000	11%
2022	$7,448,708	$(8,421,292)	$6,085,252	$926,336	$25.79	$73.76	$(345,582,000)	16%
2021	$7,517,898	$3,999,210	$2,050,969	$977,576	$83.99	$115.29	$(63,040,000)	21%

Company Selected Measure Name	ACV growth
Named Executive Officers, Footnote	The dollar amounts in column (b) are the amounts of total compensation reported for Mr. Trefler (our Chief Executive Officer or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Trefler, who has served as our CEO in each of the covered years) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Trefler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024, 2023 and 2022, Kenneth Stillwell, Rifat Kerim Akgonul, John Gerard Higgins, and Leon Trefler and (ii) for 2021, Kenneth Stillwell, Rifat Kerim Akgonul, Michael Pyle, Hayden Stafford, and Leon Trefler. Refer to “Executive Compensation – Summary Compensation Table.”
Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: The Standard & Poor’s North American Technology Sector – Software IndexTM. This is the same published industry index used in the stock performance graph and cumulative total stockholder return in Item 5 of our Annual Report filed on Form 10-K for the year ended December 31, 2025 filed with the SEC on February 10, 2026. Amounts reflect the Total Return Index of the Standard & Poor’s North American Technology Sector – Software IndexTM for each of the last five fiscal years, assuming an investment of $100 on December 31, 2020
PEO Total Compensation Amount	$ 8,332,032	$ 7,681,854	$ 5,549,906	$ 7,448,708	$ 7,517,898
PEO Actually Paid Compensation Amount	$ 21,544,886	26,286,687	9,282,305	(8,421,292)	3,999,210
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) and (e), represent the amount of “compensation actually paid” (CAP) to Mr. Trefler and the average amount of CAP to the Non-PEO NEOs as a group, respectively, in the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for Mr. Trefler, and the Non-PEO NEOs as a group, for each year to determine the “compensation actually paid”:

PEO
Year	Summary Compensation Table Total	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
		(a)	(b)
2025	$8,332,032	$(7,001,532)	$20,214,386	$21,544,886
2024	$7,681,854	$(6,499,454)	$25,104,287	$26,286,687
2023	$5,549,906	$(4,550,006)	$8,282,405	$9,282,305
2022	$7,448,708	$(6,499,058)	$(9,370,942)	$(8,421,292)
2021	$7,517,898	$(6,791,448)	$3,272,760	$3,999,210
Average for Non-PEO NEOs
Year	Average Summary Compensation Table Total	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
		(a)	(b)
2025	$4,732,372	$(3,775,914)	$11,794,817	$12,751,275
2024	$4,363,308	$(3,489,663)	$14,458,194	$15,331,839
2023	$3,174,076	$(2,423,730)	$6,020,605	$6,770,951
2022	$6,085,252	$(5,371,991)	$213,075	$926,336
2021	$2,050,969	$(1,380,855)	$307,462	$977,576

(a)     Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The assumptions and calculations used to determine the fair values of unvested equity awards at each year end and the fair value of equity awards vested in the year were consistent with those disclosed in “16. Stock-Based Compensation” in Item 8 of our Annual Report filed on Form 10-K for the year ended December 31, 2025 filed with the SEC on February 10, 2026, except for the expected term assumptions for out-of-the-money option awards. For these options, the expected term was calculated as the remaining time to vest plus one-half of the remaining contractual life as of each calculation date. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	2021	2022	2023	2024	2025
Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$5,970,863	$1,670,442	$4,227,862	$11,838,077	$13,306,466
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$(3,176,116)	$(8,254,132)	$1,630,247	$9,177,444	$3,085,602
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$478,013	$(2,787,252)	$2,424,296	$4,088,766	$3,822,318
Total Adjustment	$3,272,760	$(9,370,942)	$8,282,405	$25,104,287	$20,214,386

Average for Non-PEO NEOs	2021	2022	2023	2024	2025
Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$1,212,976	$3,242,092	$2,390,255	$5,931,230	$6,682,855
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$(1,003,521)	$(2,220,401)	$1,799,119	$5,902,078	$3,302,634
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$98,007	$(808,616)	$1,831,231	$2,624,886	$1,809,328
Total Adjustment	$307,462	$213,075	$6,020,605	$14,458,194	$11,794,817

Non-PEO NEO Average Total Compensation Amount	$ 4,732,372	4,363,308	3,174,076	6,085,252	2,050,969
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,751,275	15,331,839	6,770,951	926,336	977,576
Adjustment to Non-PEO NEO Compensation Footnote
(2) The dollar amounts reported in column (c) and (e), represent the amount of “compensation actually paid” (CAP) to Mr. Trefler and the average amount of CAP to the Non-PEO NEOs as a group, respectively, in the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the compensation for Mr. Trefler, and the Non-PEO NEOs as a group, for each year to determine the “compensation actually paid”:

PEO
Year	Summary Compensation Table Total	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
		(a)	(b)
2025	$8,332,032	$(7,001,532)	$20,214,386	$21,544,886
2024	$7,681,854	$(6,499,454)	$25,104,287	$26,286,687
2023	$5,549,906	$(4,550,006)	$8,282,405	$9,282,305
2022	$7,448,708	$(6,499,058)	$(9,370,942)	$(8,421,292)
2021	$7,517,898	$(6,791,448)	$3,272,760	$3,999,210
Average for Non-PEO NEOs
Year	Average Summary Compensation Table Total	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
		(a)	(b)
2025	$4,732,372	$(3,775,914)	$11,794,817	$12,751,275
2024	$4,363,308	$(3,489,663)	$14,458,194	$15,331,839
2023	$3,174,076	$(2,423,730)	$6,020,605	$6,770,951
2022	$6,085,252	$(5,371,991)	$213,075	$926,336
2021	$2,050,969	$(1,380,855)	$307,462	$977,576

(a)     Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The assumptions and calculations used to determine the fair values of unvested equity awards at each year end and the fair value of equity awards vested in the year were consistent with those disclosed in “16. Stock-Based Compensation” in Item 8 of our Annual Report filed on Form 10-K for the year ended December 31, 2025 filed with the SEC on February 10, 2026, except for the expected term assumptions for out-of-the-money option awards. For these options, the expected term was calculated as the remaining time to vest plus one-half of the remaining contractual life as of each calculation date. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	2021	2022	2023	2024	2025
Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$5,970,863	$1,670,442	$4,227,862	$11,838,077	$13,306,466
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$(3,176,116)	$(8,254,132)	$1,630,247	$9,177,444	$3,085,602
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$478,013	$(2,787,252)	$2,424,296	$4,088,766	$3,822,318
Total Adjustment	$3,272,760	$(9,370,942)	$8,282,405	$25,104,287	$20,214,386

Average for Non-PEO NEOs	2021	2022	2023	2024	2025
Plus: Fair Value for Equity Awards Granted in the Covered Year that are Unvested at End of Year	$1,212,976	$3,242,092	$2,390,255	$5,931,230	$6,682,855
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Year	$(1,003,521)	$(2,220,401)	$1,799,119	$5,902,078	$3,302,634
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	$98,007	$(808,616)	$1,831,231	$2,624,886	$1,809,328
Total Adjustment	$307,462	$213,075	$6,020,605	$14,458,194	$11,794,817

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

ACV Growth
Rule of 40

Total Shareholder Return Amount	$ 90.49	70.48	36.90	25.79	83.99
Peer Group Total Shareholder Return Amount	154.55	147.08	117.75	73.76	115.29
Net Income (Loss)	$ 393,437,000	$ 99,189,000	$ 67,808,000	$ (345,582,000)	$ (63,040,000)
Company Selected Measure Amount	0.14	0.11	0.11	0.16	0.21
PEO Name	Mr. Trefler
Additional 402(v) Disclosure	Company TSR is calculated to show the cumulative shareholder return on our common stock during the covered period, assuming an investment of $100 on December 31, 2020 and the reinvestment of dividends.The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
The information contained above under the heading “Pay Versus Performance” shall not be incorporated by reference into any future filing under the Securities Act of 1933, as amended, or the Exchange Act except to the extent that we specifically incorporate it by reference in any such filing.

Measure:: 1
Pay vs Performance Disclosure
Name	ACV Growth
Non-GAAP Measure Description	ACV growth is the percentage increase in ACV on a constant currency basis compared to the prior year.
Measure:: 2
Pay vs Performance Disclosure
Name	Rule of 40
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,001,532)	$ (6,499,454)	$ (4,550,006)	$ (6,499,058)	$ (6,791,448)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,214,386	25,104,287	8,282,405	(9,370,942)	3,272,760
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	13,306,466	11,838,077	4,227,862	1,670,442	5,970,863
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,085,602	9,177,444	1,630,247	(8,254,132)	(3,176,116)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,822,318	4,088,766	2,424,296	(2,787,252)	478,013
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,775,914)	(3,489,663)	(2,423,730)	(5,371,991)	(1,380,855)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,794,817	14,458,194	6,020,605	213,075	307,462
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,682,855	5,931,230	2,390,255	3,242,092	1,212,976
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,302,634	5,902,078	1,799,119	(2,220,401)	(1,003,521)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 1,809,328	$ 2,624,886	$ 1,831,231	$ (808,616)	$ 98,007